Per Share Data	9 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Per Share Data
19.	Per Share Data
Reconciliation of the differences between basic and diluted earnings per share (EPS) in the nine and three months ended December 31, 2021 and 2022 is as follows:
During the nine and three months ended December 31, 2021 and 2022, there was no stock compensation which was antidilutive.

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Net Income attributable to ORIX Corporation shareholders	¥211,341	¥211,388

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Net Income attributable to ORIX Corporation shareholders	¥64,659	¥89,612

	Thousands of Shares
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Weighted-average shares	1,206,467	1,183,372
Effect of dilutive securities—
Stock compensation	1,324	1,488

Weighted-average shares for diluted EPS computation	1,207,791	1,184,860

	Thousands of Shares
	Three months ended December 31, 2021	Three months ended December 31, 2022
Weighted-average shares	1,197,290	1,174,396
Effect of dilutive securities—
Stock compensation	1,422	1,572

Weighted-average shares for diluted EPS computation	1,198,712	1,175,968

	Yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥175.17	¥178.63
Diluted	174.98	178.41

	Yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥54.00	¥76.30
Diluted	53.94	76.20

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation. (2,147,048 and 2,405,482 shares for the nine months ended December 31, 2021 and 2022, 2,142,248 and 2,849,782 shares for the three months ended December 31, 2021 and 2022)